Restructuring Charges - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 12,490	$ 7,753	$ 8,159
Restructuring reserve, current	7,200
Restructuring reserve, noncurrent	1,300
Resource Rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	12,490
Resource Rationalizations 2018 | Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9,684
Resource Rationalizations 2018 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 2,806
Resource Rationalizations 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges			7,753
Resource Rationalizations 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges			8,159
Resource Rationalizations 2016 | Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges			6,190
Resource Rationalizations 2016 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 1,969